VANECK FUTURE OF FOOD ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 96.8%
Brazil : 1.8%
Yara International ASA (NOK) 1,847 $ 58,609
Underline
Canada : 4.8%
Maple Leaf Foods, Inc. 2,200 36,107
Nutrien Ltd. (USD) 2,280 123,827
159,934
China : 1.2%
Vitasoy International
Holdings Ltd. (HKD) 48,000 41,172
Underline
Denmark : 5.5%
Novonesis (Novozymes) B 3,091 182,011
Underline
France : 3.2%
Danone SA 1,628 105,354
Underline
Germany : 3.8%
Symrise AG 1,052 126,070
Underline
Ireland : 3.2%
Kerry Group Plc 1,228 106,829
Underline
Isle of Man : 0.3%
Agronomics Ltd. * 76,708 8,527
Underline
Japan : 2.3%
Kubota Corp. 4,800 75,328
Underline
Mexico : 4.0%
Orbia Advance Corp. SAB
de CV 64,280 134,531
Underline
Netherlands : 0.7%
Corbion NV 1,060 22,687
Underline
Philippines : 0.9%
Monde Nissin Corp. 144A 147,600 28,672
Underline
Sweden : 1.7%
Oatly Group AB (ADR) * 50,452 57,011
Underline
Number
of Shares Value
Switzerland : 10.8%
Bucher Industries AG 216 $ 95,104
Givaudan SA 40 178,297
Nestle SA 768 81,704
355,105
United States : 52.6%
Archer-Daniels-Midland Co. 1,156 72,608
Atlantic Sapphire ASA
(NOK) * 10,900 904
Balchem Corp. 308 47,725
Ball Corp. 1,844 124,212
Berry Global Group, Inc. 696 42,094
Beyond Meat, Inc. * 1,589 13,157
Bunge Global SA 1,652 169,363
Conagra Brands, Inc. 1,584 46,950
Corteva, Inc. 3,295 190,023
Deere & Co. 500 205,370
FMC Corp. 1,457 92,811
Ingredion, Inc. 2,044 238,840
International Flavors &
Fragrances, Inc. 1,016 87,366
John Bean Technologies
Corp. 532 55,801
Kellanova 780 44,686
Lindsay Corp. 664 78,126
Local Bounti Corp. * 427 1,243
Titan International, Inc. * 3,380 42,115
Trimble, Inc. * 1,732 111,472
Valmont Industries, Inc. 408 93,138
WK Kellogg Co. 195 3,666
1,761,670
Total Common Stocks
(Cost: $3,894,760) 3,223,510
Total Investments: 96.8%
(Cost: $3,894,760) 3,223,510
Other assets less liabilities: 3.2% 106,704
NET ASSETS: 100.0% $ 3,330,214
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
NOK Norwegian Krone
USD United States Dollar
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $28,672, or 0.9% of net assets.